STOCK-BASED COMPENSATION (Details 5)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Unvested Performance Shares [Rollforward]
Unvested, beginning of period (in shares) | shares	87,334
Granted (in shares) | shares	126,000
Vested (in shares) | shares	(101,445)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period | shares	(1,889)
Unvested, end of period (in shares) | shares	110,000
Weighted average fair value per share, beginning of period (in dollars per share) | $ / shares	$ 23.04
Weighted average fair value per share, granted (in dollars per share) | $ / shares	27.40
Weighted average fair value, vested (in dollars per share) | $ / shares	17.48
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	25.83
Weighted average fair value, end of period (in dollars per share) | $ / shares	$ 17.48
To Settle in Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding at beginning of period, performance shares (in shares) | shares	290,917
Granted, performance shares (in shares) | shares	126,000
Paid/Issued, performance shares (in shares) | shares	(105,611)
Performance shares converted to cash | shares	2,111
Canceled, performance shares (in shares) | shares	(1,889)
Shares outstanding at end of period, performance shares (in shares) | shares	311,528
Total vested at end of period, performance shares (in shares) | shares	201,528
Weighted average fair value, outstanding at beginning of period, performance shares (in dollars per share) | $ / shares	$ 23.04
Weighted average fair value, granted, performance shares (in dollars per share) | $ / shares	27.40
Weighted average fair value, paid/issued, performance shares (in dollars per share) | $ / shares	23.04
Weighted Average Fair Value Performance Shares Converted to Cash | $ / shares	24.42
Weighted average fair value, canceled, performance shares (in dollars per share) | $ / shares	25.83
Weighted average fair value, outstanding at end of period, performance shares (in dollars per share) | $ / shares	17.48
Weighted average fair value, total vested at end of period, performance shares (in dollars per share) | $ / shares	$ 17.48
To Settle in Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding at beginning of period, performance shares (in shares) | shares	281,000
Granted, performance shares (in shares) | shares	126,000
Paid/Issued, performance shares (in shares) | shares	(101,000)
Performance shares converted to cash | shares	(2,111)
Canceled, performance shares (in shares) | shares	(1,889)
Shares outstanding at end of period, performance shares (in shares) | shares	302,000
Total vested at end of period, performance shares (in shares) | shares	192,000
Weighted average fair value, outstanding at beginning of period, performance shares (in dollars per share) | $ / shares	$ 23.46
Weighted average fair value, granted, performance shares (in dollars per share) | $ / shares	27.40
Weighted average fair value, paid/issued, performance shares (in dollars per share) | $ / shares	21.92
Weighted Average Fair Value Performance Shares Converted to Cash | $ / shares	24.42
Weighted average fair value, canceled, performance shares (in dollars per share) | $ / shares	26.49
Weighted average fair value, outstanding at end of period, performance shares (in dollars per share) | $ / shares	25.59
Weighted average fair value, total vested at end of period, performance shares (in dollars per share) | $ / shares	$ 24.81